RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses)/Gains (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. Northeast Merchant Power Assets
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 0	$ 0	$ 0
Commodities
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year	(111,000,000)	28,000,000	62,000,000
Amount of realized gains/(losses) in the year	378,000,000	351,000,000	(107,000,000)
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	(6,000,000)	(1,000,000)	23,000,000
Foreign exchange
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year	245,000,000	(248,000,000)	88,000,000
Amount of realized gains/(losses) in the year	(70,000,000)	(24,000,000)	18,000,000
Foreign exchange | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	0	0	5,000,000
Interest rate
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year	0	0	(1,000,000)
Amount of realized gains/(losses) in the year	0	0	1,000,000
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	$ 2,000,000	$ (1,000,000)	$ 1,000,000